Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024
C000123807
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LSV Small Cap Value Fund, Institutional Class Shares
C000142891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LSV Small Cap Value Fund, Investor Class Shares
Without Sales Load [Member] | C000123807
Average Annual Return [Line Items]
Average Annual Return, Percent		26.85%		9.81%	7.20%
Without Sales Load [Member] | C000142891
Average Annual Return [Line Items]
Average Annual Return, Percent		26.47%		9.53%	6.92%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index (USD)
Average Annual Return, Percent		37.86%		14.60%	12.44%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent		37.86%		14.60%	12.44%
Russell 2000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Value Index (USD)
Average Annual Return, Percent		31.77%		8.42%	7.33%
Russell 2000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index (USD)
Average Annual Return, Percent		31.77%		8.42%	7.33%